CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 7,603	$ 1,071,564
Accounts receivable, net	11,142,558	9,833,936
Other receivables, net	0	41,687
Inventories	229,392	0
Prepayments, net	2,051,547	1,057,423
Current assets of discontinued operations	19,090,614	38,271,324
Total current assets	32,521,714	50,275,934
OTHER ASSETS
Property and equipment, net	4,395	10,121
Goodwill	0	5,185,866
Deferred tax assets	2,331,145	648,768
Other assets of discontinued operations	6,018,574	7,228,745
Total other assets	8,354,114	13,073,500
Total assets	40,875,828	63,349,434
CURRENT LIABILITIES
Short-term loans - banks	782,073	1,245,489
Loans from third parties	0	500,000
Convertible debenture, net	1,300,000	4,768,312
Accounts payable	9,966,193	5,727,718
Customer deposits	4,309,819	1,159,902
Customer deposits - related party	5,958	0
Other payables and accrued liabilities	242,410	409,725
Other payables - related parties	3,229,948	2,264,566
Taxes payable	1,034,421	399,276
Current liabilities of discontinued operations	17,826,470	16,260,602
Total current liabilities	38,697,292	32,735,590
OTHER LIABILITIES
Other liabilities of discontinued operations	3,798,524	3,787,008
Total other liabilities	3,798,524	3,787,008
Total liabilities	42,495,816	36,522,598
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 40,716,642 and 23,971,084 shares issued and outstanding as of June 30, 2021 and 2020, respectively	407,167	239,711
Additional paid-in capital	32,175,798	15,765,411
Deferred share compensation	(21,140)	(47,708)
Statutory reserves	1,670,367	1,670,367
(Accumulated deficit) retained earnings	(38,574,620)	7,034,899
Accumulated other comprehensive income (loss)	1,120,774	(856,218)
Total China Xiangtai Food Co., Ltd. shareholders' (deficit) equity	(3,221,654)	23,806,462
NONCONTROLLING INTERESTS	1,601,666	3,020,374
Total (deficit) equity	(1,619,988)	26,826,836
Total liabilities and shareholders' equity	$ 40,875,828	$ 63,349,434